CONVERTIBLE PREFERRED STOCK - Additional information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) Vote
Temporary Equity [Line Items]
Convertible preferred stock dividend rate	8.00%	8.00%
Threshold of aggregate proceeds from the offer and sale of common stock for conversion of temporary equity	$ 80,000	$ 80,000
Dividend declared
Temporary Equity [Line Items]
Dividend payable	$ 0	$ 0
Series A
Temporary Equity [Line Items]
Number of votes per share | Vote		10
Conversation rate		1
Consideration for conversion of convertible preferred stock		$ 0
Series B
Temporary Equity [Line Items]
Number of votes per share | Vote		1
Conversation rate		1
Consideration for conversion of convertible preferred stock		$ 0
Series C
Temporary Equity [Line Items]
Number of votes per share | Vote		1
Conversation rate		1
Consideration for conversion of convertible preferred stock		$ 0
Series D
Temporary Equity [Line Items]
Number of votes per share | Vote		1
Conversation rate		1
Consideration for conversion of convertible preferred stock		$ 0